Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Changes that directly affected the Income tax expense	¥ 1,897	¥ 4,444	¥ 44,620
Others	46,732	50,852	89,885
Net operating loss carryforwards	1,233,000
Unrecognized tax benefits, interest and penalties	506	517	699
Unrecognized tax benefits	1,300	¥ 1,632	¥ 1,691	¥ 1,454
Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 877,000
Operating loss carryforwards, expiration date	Mar. 31, 2018
Parent Company | Previous Intragroup reorganization
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 865,000
Japan
Income Taxes [Line Items]
Open tax year	2008
United States of America
Income Taxes [Line Items]
Open tax year	2002
United Kingdom
Income Taxes [Line Items]
Open tax year	2002